Earnings per share (Tables)	12 Months Ended
Jun. 30, 2026
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Schedule of reconciliation between the weighted-average number of common shares outstanding and diluted weighted average number of shares
	June 30, 2026	June 30, 2025	June 30, 2024
Weighted - average outstanding shares	779	747	742
Concepts that affect dilution (ii)	-	70	-
Weighted - average diluted common shares	779	817	742	(i)

Schedule of basic earnings per share
	June 30, 2026	June 30, 2025	June 30, 2024
Profit / (loss) for the year attributable to equity holders of the parent	393,510	260,661	(54,230)
Weighted average number of common shares outstanding	779	747	742
Basic earnings per share	505.15	348.94	(73.09	)(i)

Schedule of diluted earnings per share
	June 30, 2026	June 30, 2025	June 30, 2024
Profit / (loss) for the year attributable to equity holders of the parent	393,510	260,661	(54,230)
Weighted average number of common shares outstanding	779	817	742
Diluted earnings per share	505.15	319.05	(73.09	)(i)